As filed with the Securities and Exchange                      File No. 33-41694
Commission on May 30, 1997                                     File No. 811-6352

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 21

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 30

                             AETNA SERIES FUND, INC.
                             -----------------------

             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 273-1409

                            Amy R. Doberman, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



         X   immediately upon filing pursuant to paragraph (b) of Rule 485
        ---


Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 27, 1996.

                             Aetna Series Fund, Inc.
                              Cross-Reference Sheet

Form N-1A                      Part A                Caption in Prospectus Dated March 3, 1997 and
Item No.                                             as Amended by Supplement dated May 30, 1997
--------                                             ---------------------------------------------

1.    Cover Page                                     Cover Page
2.    Synopsis                                       Fee Tables; Highlights
3.    Condensed Financial Information                Financial Highlights
4.    General Description of Registrant              Description of the Fund
                                                     Risk Factors and Other Considerations
                                                     General Information
5.    Management of the Fund                         Management; Portfolio Management; Performance Data and as
                                                     amended
5A.   Management's Discussion of Fund Performance    Not applicable
6.    Capital Stock and Other Securities             General Information
                                                     Distributions
                                                     Taxes
7.    Purchase of Securities Being Offered           Shareholder Services
                                                     Net Asset Value
                                                     Fees and Charges (Adviser Class Prospectus only)
                                                     Other Features
                                                     Cross Investing
8.    Redemption or Repurchase                       Shareholder Services
                                                     Fees and Charges (Adviser Class Prospectus only)
9.    Pending Legal Proceedings                      None - Not applicable

                               Part B                Caption in Statement of Additional Information
                                                     Dated March 3, 1997 and as Amended by
                                                     Supplement dated May 30, 1997
                                                     ----------------------------------------------
10.   Cover Page                                     Cover Page
11.   Table of Contents                              Table of Contents
12.   General Information and History                General Information and History
13.   Investment Objectives and Policies             Additional Investment Restrictions and Policies
                                                     Investment Techniques

                                                     Caption in Statement of Additional Information
Form N-1A                      Part B                Dated March 3, 1997 and as Amended by
Item No.                                             Supplement dated May 30, 1997
--------                                             ---------------------------------------------
14.   Management of the Fund                         Directors and Officers
15.   Control Persons and Principal Holders of       Control Persons and Principal Shareholders
      Securities
16.   Investment Advisory and Other Services         The Investment Advisory Agreements
                                                     The Subadvisory Agreements
                                                     The Administrative Services Agreement
                                                     Distribution Arrangements
                                                     Custodian
                                                     Independent Auditors
                                                     The License Agreement
17.   Brokerage Allocation and Other Practices       Brokerage Allocation and Trading Policies
18.   Capital Stock and Other Securities             Description of Shares
19.   Purchase, Redemption and Pricing of            Sale and Redemption of Shares
      Securities Being Offered                       Net Asset Value
                                                     Distribution Arrangements
20.   Tax Status                                     Tax Status
21.   Underwriters                                   Principal Underwriter
                                                     Distribution Arrangements
22.   Calculation of Performance Data                Performance Information and as amended
23.   Financial Statements                           Financial Statements

                                     Part C
                                Other Information

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  Parts A and B

The Prospectus and the Statement of Additional Information are incorporated into Part A and B of this Post-Effective Amendment 21, respectively, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on February 21, 1997.

            This Supplement dated May 30, 1997 amends the Prospectuses dated March 3, 1997 as follows:

The following is added on page 43 of the Select Class Prospectus and on page 46 of the Adviser Class Prospectus after the section entitled "Performance Data":

                           Private Account Performance

Index Plus is recently organized and, therefore, has a relatively short performance track record. However, Index Plus has an investment objective, policies and strategies that are substantially similar to those employed by Aeltus with respect to certain Private Accounts.

The performance information derived from a composite of these Private Accounts, therefore, is deemed relevant to the investor. The performance of Index Plus may vary from the Private Account composite performance because the Private Accounts are not registered under the 1940 Act and, therefore, are not subject to certain investment restrictions that are imposed by the 1940 Act, which, if imposed, could have adversely affected the Private Accounts' performance.

The chart below shows historical composite performance of the Private Accounts, adjusted to reflect the deduction of the fees and expenses paid by Index Plus (Adviser Class).* The chart also shows actual performance information for the Index Plus Portfolio (Select Class and Adviser Class) from December 31, 1996, through March 31, 1997. Please refer to "Fee Tables" for further information concerning fees and expenses and applicable fee waiver/expense reimbursement arrangements for the Adviser and Select Classes. Absent the fee waiver/expense reimbursement by Aetna, the performance figures shown below would be reduced. Finally, the chart includes comparisons with the S&P 500, an unmanaged index generally considered to be representative of the stock market.

The Private Account composite performance figures are time-weighted rates of return that include all income and accrued

*The Adviser Class has higher expenses than the Select Class.
 See the Fee Tables for more information.

income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts.

Investors should not consider the performance data for these Private Accounts as an indication of the future performance of Index Plus.

       Private Account Performance - for the periods ended March 31, 1997:


                                                 December 31, 1996-
                              1 Year    5 Years    March 31, 1997
                              ------    -------   ----------------
Private Account Composite     20.03%    15.77%        2.49%

S&P 500 Stock Index           19.82%    16.42%        2.68%

Index Plus - Adviser Class                            1.46%**
(adjusted for CDSC)

Index Plus - Adviser Class                            2.46%
(without deduction of CDSC)

Index Plus - Select Class                             2.63%

The performance for Index Plus Portfolio for the period of inception, December 10, 1996, through March 31, 1997 is as follows: Adviser Class (adjusted for
CDSC) -- .23%; Adviser Class (without deduction of CDSC) - 1.23%; and Select Class - 1.45%. Performance results for Index Plus are not annualized.

The offering of the Adviser Class shares commenced on February 3, 1997. Performance for the period before that date reflects the performance of the Select Class shares adjusted for the expenses of the Adviser Class.



----------
**Shares of the Adviser Class are subject to a maximum contingent deferred sales charge (CDSC) of 1%. See the Fee Tables for more information.

      This Supplement dated May 30, 1997 amends the Statement of Additional
                   Information dated March 3, 1997 as follows:

  The following replaces the information currently in the SAI under the heading
                      "Performance Information" on page 29.

                             PERFORMANCE INFORMATION

     Performance information for each class of shares including the yield and effective yield of Money Market, the yield of Bond and Government, and the total return of all Series, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields

     Current yield for Money Market will be computed by determining the net change, exclusive of capital changes, at the beginning of a seven-day period in the value of a hypothetical investment of one share, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

     The yield and effective yield for Money Market for the seven days ended March 31, 1997 were 5.26% and 5.40%, respectively.

30-Day Yield for Non-Money Market Funds

     Quotations of yield for Bond and Government will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

YIELD = 2 [(a - b) + 1) 6 - 1]
             cd


Where: a = dividends and interest earned during the period

       b = the expenses accrued for the period (net of reimbursements)

       c = the average daily number of shares outstanding during the period

       d = the maximum offering price per share on the last day of the period

The yield for Bond for the 30-day period ended March 31, 1997 was 6.27% for the Select Class, and 5.50% for the Adviser Class. The yield for Government for the 30-day period March 31, 1997 was 5.69% for the Select Class, and 4.92% for the Adviser Class.

Average Annual Total Return for Non-Money Market Funds

     Quotations of average annual total return for any Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Series over a period of one, five and ten years (or, if the Series has not been in existence for the full period, from the date of the Series' inception) calculated pursuant to the formula:

                                P(1 + T)n = ERV

Where: P = a hypothetical initial payment of $1,000

       T = an average annual total return

       n = the number of years

     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof)

The Fund may also from time to time include in such advertising a total return figure for the Adviser Class that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for the Adviser Class that does not take into account payment of the applicable contingent deferred sales charge (CDSC).

All the following figures are based on actual investment performance. Performance figures for the Adviser Class shares are presented both with and without the deduction of the CDSC, assuming shares were redeemed at the end of the period.

The offering of shares of the Adviser Class for all Series, except Index Plus, commenced on April 15, 1994. The offering of shares of the Adviser Class for Index Plus commenced on February 3, 1997. For periods prior to the inception dates, Adviser Class performance is calculated by using the performance of the Select Class and deducting from such performance the fees and expenses of the Adviser Class.

Total Return Quotations as of March 31, 1997:

                                  Select Class

                                                                      Since          Inception
                                    1 Year (%)     5 Years (%)     Inception (%)        Date
                                    ----------     -----------     -------------     ---------
Aetna International Growth Fund       22.75           11.56            9.50          01/03/92
Aetna Government Fund                  3.64                            4.64          01/04/94
Aetna Money Market Fund                5.37            4.65            4.64          01/03/92
Aetna Growth Fund                     13.32                           17.93          01/04/94
Aetna Growth & Income Fund            22.79           14.43           13.60          01/03/92
Aetna Small Company Fund               2.98                           17.20          01/04/94
The Aetna Fund                        11.82           10.70           10.23          01/03/92
Aetna Bond Fund                        5.01            6.92            6.38          01/03/92
Aetna Index Plus Fund                                                  1.45*         12/10/96
Aetna Ascent                          19.75                           20.91          01/04/95
Aetna Crossroads                      15.91                           17.74          01/04/95
Aetna Legacy                          12.30                           14.71          01/04/95

                 Adviser Class (assuming payment of the CDSC)

                                                                      Since          Inception
                                    1 Year (%)     5 Years (%)     Inception (%)       Date**
                                    ----------     -----------     -------------     ---------
Aetna International Growth Fund       20.82           10.72            8.67          01/03/92
Aetna Government Fund                  1.88                            3.80          01/04/94
Aetna Money Market Fund                5.37            4.65            4.64          01/03/92
Aetna Growth Fund                     11.55                           17.05          01/04/94
Aetna Growth & Income Fund            20.89           13.64           12.80          01/03/92
Aetna Small Company Fund               1.22                           16.29          01/04/94
The Aetna Fund                        10.07            9.84            9.37          01/03/92
Aetna Bond Fund                        3.10            6.11            5.58          01/03/92
Aetna Index Plus Fund                                                  0.23*         12/10/96

                  Adviser Class (without payment of the CDSC)

                                                                     Since          Inception
                                    1 Year (%)     5 Years (%)     Inception (%)       Date**
                                    ----------     -----------     -------------     ---------
Aetna International Growth Fund       21.82          10.72            8.67           01/03/92
Aetna Government Fund                  2.88                           3.87           01/04/94
Aetna Money Market Fund                5.37           4.65            4.64           01/03/92
Aetna Growth Fund                     12.55                          17.10           01/04/94
Aetna Growth & Income Fund            21.89          13.64           12.80           01/03/92
Aetna Small Company Fund               2.22                          16.35           01/04/94
The Aetna Fund                        11.07           9.84            9.37           01/03/92
Aetna Bond Fund                        4.10           6.11            5.58           01/03/92
Aetna Index Plus Fund                                                 1.23*          12/10/96

 * Performance results are not annualized.

** The inception dates above represent inception dates for purposes of performance calculations only. The actual inception dates for the offering of Adviser Class shares are disclosed above.

Performance information for a Series may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index (S&P 500), Shearson Lehman Aggregate Bond Index, Dow Jones Industrial Average (DJIA), or other indices that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of investment companies either tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance of other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Series; (iv) the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index and/or (v) the Morgan Stanley Capital International Far East Free (FEF ex. Japan) Index.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of any of the Series. In addition, the value of a college education may be expressed in sales and advertising materials as a comparison of salaries between college graduates and non- college graduates.

Portfolio of Investments
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund
--------------------------------------------------------------------------------

                                                Number of        Market
                                                 Shares          Value
                                                --------        --------
Common Stocks (97.5%)
Aerospace and Defense (1.9%)
Boeing Co.                                           700        $ 69,038
General Dynamics Corp.                               100           6,738
Lockheed Martin Corp.                                400          33,600
McDonnell-Douglas Corp.                              500          30,500
Northrop Grumman Corp.                               100           7,563
Raytheon Co.                                         300          13,538
United Technologies Corp.                            600          45,150
                                                                 -------
                                                                 206,127
                                                                 -------
Agriculture (0.1%)
Pioneer Hi-Bred International, Inc.                  100           6,288
Apparel (0.9%)
Alberto-Culver Co.                                   200           5,225
Fruit of the Loom, Inc.+                             200           8,300
Gap, Inc.                                            500          16,750
Liz Claiborne, Inc.                                  200           8,725
Nike, Inc. Class B                                   800          49,600
Reebok International Ltd.+                           100           4,488
Russell Corp.                                        100           3,575
                                                                --------
                                                                  96,663
                                                                --------
Auto Parts and Accessories (0.4%)
Dana Corp.                                           200           6,575
Genuine Parts Co.                                    200           9,325
Pep Boys                                             100           3,000
The Goodyear Tire & Rubber Co.                       300          15,675
TRW, Inc.                                            200          10,350
                                                                 -------
                                                                  44,925
                                                                 -------
Autos and Auto Equipment (2.0%)
Chrysler Corp.                                     1,400          42,000
Ford Motor Co.                                     2,900          90,988
General Motors Corp.                               1,200          66,450
PACCAR, Inc.                                         200          13,350
Snap-On, Inc.                                        200           7,750
                                                                 -------
                                                                 220,538
                                                                 -------
Banks (7.3%)
Banc One Corp.                                       800          31,800
Bank of Boston Corp.                                 300          20,100
Bank of New York Co., Inc.                         1,000          36,750
BankAmerica Corp.                                  1,100         110,825
Barnett Banks, Inc.                                  500          23,250
CITICORP                                             900          97,425
Comerica, Inc.                                       300          16,913


                                                   Number of        Market
                                                    Shares          Value
                                                   --------        --------
Banks (continued)
Corestates Financial Corp.                             400        $ 19,000
Fifth Third Bancorp                                    300          23,250
First Bank System, Inc.                                300          21,900
First Chicago Corp.                                  1,000          54,125
First Union Corp.                                      900          73,013
Fleet Financial Group, Inc.                            400          22,900
Golden West Financial Corp.                            100           6,275
Great Western Financial Corp.                          200           8,075
H. F. Ahmanson & Co.                                   200           7,300
                                                                  --------
KeyCorp                                                500          24,375
Mellon Bank Corp.                                      200          14,550
NationsBank Corp.                                      990          54,821
Norwest Corp.                                        1,200          55,500
Republic New York Corp.                                200          17,625
Suntrust Banks, Inc.                                   700          32,463
Wachovia Corp.                                         300          16,350
Wells Fargo & Co.                                      100          28,413
                                                                  --------
                                                                   816,998
                                                                  --------
Building Materials and Construction (0.3%)
Armstrong World Industries, Inc.                       100           6,475
Centex Corp.                                           100           3,525
Foster Wheeler Corp.                                   100           3,538
Kaufman & Broad Home Corp.                             100           1,325
Masco Corp.                                            200           7,150
Owens Corning                                          100           4,025
Pulte Corp.                                            100           2,925
Sherwin-Williams Co.                                   200           5,400
                                                                  --------
                                                                    34,363
                                                                  --------
Chemicals (2.6%)
Air Products and Chemicals, Inc.                       200          13,575
Dow Chemical Co.                                       300          24,000
Du Pont (E.I.) de Nemours                            1,300         137,800
Engelhard Corp.                                        100           2,100
FMC Corp.+                                             100           6,125
Goodrich (B.F.) Co.                                    100           3,663
Hercules, Inc.                                         100           4,225
Monsanto Co.                                           800          30,600
Morton International, Inc.                             200           8,450
PPG Industries, Inc.                                   300          16,200
Praxair, Inc.                                          400          17,950
Sigma-Aldrich Corp.                                    200           6,175
Union Carbide Corp.                                    200           8,850
W.R. Grace & Co.                                       200           9,475
                                                                  --------
                                                                   289,188
                                                                  --------

Portfolio of Investments
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund (continued)
--------------------------------------------------------------------------------

                                               Number of        Market
                                                 Shares         Value
                                               ---------        ------
Commercial Services (8.7%)
Automatic Data Processing, Inc.                    500        $ 20,938
Browning-Ferris Industries, Inc.                   200           5,775
CUC International, Inc.+                           500          11,250
Dun & Bradstreet Corp.                             200           5,075
Ecolab, Inc.                                       100           3,800
First Data Corp.                                   300          10,163
Safety-Kleen Corp.                                 100           1,475
Service Corp. International                        400          11,900
WMX Technologies, Inc.                             400          12,250
                                                                ------
                                                                82,626
                                                                ------
Computer Software (4.6%)
Cisco Systems, Inc.+                             1,900          91,438
Computer Associates International, Inc.            600          23,325
Computer Sciences Corp.+                           100           6,175
Microsoft Corp.+                                 3,800         348,413
Novell, Inc.+                                      200           1,900
Oracle Corp.+                                    1,000          38,563
                                                               -------
                                                               509,814
                                                               -------
Computers and Office Equipment (3.4%)
3Com Corp.+                                        500          16,375
Amdahl Corp.+                                      200           1,875
Cabletron Systems, Inc.+                           200           5,850
Ceridian Corp.+                                    100           3,588
Compaq Computer Corp.+                             800          61,300
Data General Corp.+                                100           1,700
Dell Computer Corp.+                               500          33,813
Deluxe Corp.                                       100           3,238
EMC Corp.+                                         400          14,200
Harris Corp.                                       100           7,688
Ikon Office Solutions, Inc.                        100           3,350
Intergraph Corporation+                            100             775
International Business Machines, Inc.            1,000         137,375
Moore Corp. Ltd.                                   200           4,000
Pitney Bowes, Inc.                                 300          17,625
Sun Microsystems, Inc.+                          1,000          28,875
Tandem Computers, Inc.+                            300           3,563
                                                                ------
Unisys Corp.+                                      200           1,275
                                                                ------
Xerox Corp.                                        600          34,125
                                                               380,590
Consumer Products (3.5%)
American Greetings Corp. Class A                   100           3,194
Avon Products, Inc.                                300          15,750

                                                Number of       Market
                                                 Shares         Value
                                                --------        --------
Consumer Products (continued)
Clorox Co.                                         100        $ 11,213
Colgate-Palmolive Co.                              300          29,888
Eastman Kodak Co.                                  600          45,525
Gillette Co.                                       800          58,100
Mattel, Inc.                                       500          12,000
Newell Co.                                         200           6,700
Polaroid Corp.                                     100           3,975
Procter & Gamble Co.                             1,700         195,500
Tupperware Corp.                                   100           3,350
                                                              --------
                                                               385,195
                                                              --------
Diversified (6.3%)
Allied Signal, Inc.                                600          42,750
American Brands, Inc.                              200          10,125
Cognizant Corp.                                    300           8,738
Armco, Inc.+                                       200             800
Cooper Industries, Inc.                            200           8,675
Corning, Inc.                                      400          17,750
Crane Co.                                          150           4,706
Deere & Co.                                        600          26,100
Dover Corp.                                        200          10,500
Eastern Enterprises                                100           3,088
Eaton Corp.                                        100           7,088
General Electric Co.                             4,200         416,850
ITT Industries, Inc.                               200           4,475
Johnson Controls, Inc.                             100           8,050
Minnesota Mining and Manufacturing Co.             700          59,150
NACCO Industries, Inc.                             100           4,925
Raychem Corp.                                      100           8,238
Rohm & Haas Co.                                    100           7,488
Textron, Inc.                                      100          10,500
TRINOVA Corp.                                      100           3,350
Tyco International Ltd.                            400          22,000
VF Corp.                                           100           6,688
Whitman Corp.                                      200           4,900
                                                              --------
                                                               696,934
                                                              --------
Electrical and Electronics (5.2%)
Applied Materials, Inc.+                           200           9,275
General Signal Corp.                               100           3,913
                                                              --------
Hewlett Packard Co.                              2,000         106,500
                                                              --------
Intel Corp.                                      2,600         361,725
Motorola, Inc.                                     400          24,150
National Semiconductor Corporation+                100           2,750

Portfolio of Investments
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund (continued)
--------------------------------------------------------------------------------

                                             Number of       Market
                                               Shares        Value
                                             --------        --------
Electrical and Electronics (continued)
National Service Industries, Inc.                 100        $  3,913
Perkin-Elmer Corp.                                100           6,438
Rockwell International Corp.                      300          19,463
Seagate Technology, Inc.+                         700          31,413
Texas Instruments, Inc.                           100           7,488
                                                              -------
                                                              577,028
                                                              -------
Electrical Equipment (0.8%)
AMP, Inc.                                         200           6,875
Emerson Electric Co.                            1,000          45,000
Grainger (W. W.), Inc.                            100           7,400
Honeywell, Inc.                                   300          20,363
Tektronix, Inc.                                   100           5,050
Thomas & Betts Corp.                              100           4,275
                                                              -------
                                                               88,963
                                                              -------
Financial Services (6.5%)
American Express Co.+                           1,400          83,825
Bankers Trust New York Corp.                      200          16,400
Beneficial Corp.                                  100           6,463
Chase Manhattan Corp.                           1,100         102,988
Dean Witter, Discover & Co.                     1,000          34,875
Federal Home Loan Mortgage Corp.                1,300          35,425
Federal National Mortgage Association           2,500          90,313
Green Tree Financial Corp.                        400          13,500
Household International, Inc.                     200          17,225
J.P. Morgan & Co.                                 400          39,300
MBNA Corp.                                        900          25,088
Merrill Lynch & Co., Inc.                         500          42,938
Morgan Stanley Group, Inc.                        300          17,625
National City Corp.                               500          23,313
PNC Bank Corp.                                    600          24,000
Providian Corp.                                   200          10,700
Salomon, Inc.                                     200           9,975
St. Paul Cos., Inc.                               100           6,488
Transamerica Corp.                                100           8,950
Travelers Group, Inc.                           2,000          95,750
US Bancorp                                        300          16,050
                                                             --------
                                                              721,191
                                                             --------
Foods and Beverages (5.3%)
Anheuser-Busch Co., Inc.                          800          33,700
Archer-Daniels-Midland Co.                        800          14,300
Brown-Forman Corp. Class B                        100           4,775
Campbell Soup Co.                                 800          37,100


                                           Number of     Market
                                            Shares       Value
                                           ---------     ------
Foods and Beverages (continued)
Coca-Cola Co.                                4,200   $   234,675
Conagra, Inc.                                  600        32,550
Coors (Adolph) Co.                             100         2,125
CPC International, Inc.                        200        16,400
General Mills, Inc.                            100         6,213
Heinz (H.J.) Co.                               600        23,700
Hershey Foods Corp.                            400        20,000
Kroger Co. (The)+                              200        10,150
Quaker Oats Co.                                200         7,300
Ralston Purina Group                           200        15,625
Sara Lee Corp.                               1,100        44,550
Seagram Company Ltd.                           300        11,475
Supervalu, Inc.                                100         2,975
Sysco Corp.                                    300        10,238
Unilever N.V.                                  300        55,875
Wrigley (Wm) Jr Co.                            200        11,675
                                                     ------------
                                                         595,401
                                                     ------------
Health Services (0.6%)
Beverly Enterprises+                           100         1,425
Columbia/HCA Healthcare Corp.                1,200        40,350
HEALTHSOUTH Corp.+                             600        11,475
Manor Care, Inc.                               100         2,438
Tenet Healthcare Corp.+                        300         7,388
                                                     ------------
                                                          63,076
                                                     ------------
Hotels and Restaurants (0.7%)
HFS, Inc.+                                     200        11,775
Hilton Hotels Corp.                            100         2,425
ITT Corp.+                                     100         5,888
Marriott International, Inc.                   400        19,900
McDonald's Corp.                               700        33,075
Wendy's International, Inc.                    200         4,125
                                                     ------------
                                                          77,188
                                                     ------------
Household Appliances (0.1%)
Maytag Corp.                                   200         4,125
Whirlpool Corp.                                100         4,763
                                                     ------------
                                                           8,888
                                                     ------------
Insurance (4.2%)
Allstate Corp.                               1,100        65,313
American General Corp.                         300        12,225
American International Group, Inc.           1,500       176,063
Aon Corp.                                      100         6,125
Chubb Corp.                                    300        16,163

Portfolio of Investments
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund (continued)
--------------------------------------------------------------------------------

                                        Number of      Market
                                         Shares        Value
                                        ---------      ------
Insurance (continued)
Cigna Corp.                                 200   $    29,225
Conseco, Inc.                               400        14,250
General Re Corp.                            200        31,600
ITT Hartford Group, Inc.                    200        14,425
Jefferson-Pilot Corp.                       100         5,438
Lincoln National Corp.                      200        10,700
Loews Corp.                                 300        26,663
Marsh & McLennan Cos., Inc.                 100        11,325
MBIA, Inc.                                  100         9,588
MGIC Investment Corp.                       200        14,150
Safeco Corp.                                200         8,000
Torchmark Corp.                             100         5,538
UNUM Corp.                                  100         7,300
USF&G Corp.                                 200         4,300
USLIFE Corp.                                100         4,675
                                                      -------
                                                      473,066
                                                      -------
Machinery and Equipment (1.1%)
Baker Hughes, Inc.                          400        15,350
Black & Decker Corp.                        100         3,213
Briggs & Stratton Corp.                     100         4,488
Brunswick Corp.                             200         5,375
Case Corp.                                  100         5,075
Caterpillar, Inc.                           400        32,100
Cincinnati Milacron, Inc.                   100         1,875
Fluor Corp.                                 100         5,250
Giddings & Lewis, Inc.                      100         1,488
Harnischfeger Industries, Inc.              100         4,650
Illinois Tool Works, Inc.                   200        16,325
Ingersoll-Rand Co.                          200         8,725
Pall Corp.                                  200         4,625
Parker-Hannifin Corp.                       100         4,275
Stanley Works                               200         7,575
Thermo Electron Corp.+                      200         6,175
                                                      -------
                                                      126,564
                                                      -------
Media and Entertainment (0.6%)
Fleetwood Enterprises, Inc.                 100         2,500
Interpublic Group of Cos., Inc.             200        10,550
King World Production, Inc.+                100         3,650
Walt Disney Co. (The)                       700        51,100
                                                       ------
                                                       67,800
                                                       ------

                                         Number of     Market
                                          Shares       Value
                                         ---------     ------
Medical Supplies (0.6%)
Alza Corp.+                                 200   $     5,500
Baxter International, Inc.                  300        12,938
Biomet, Inc.+                               100         1,688
Boston Scientific Corp.+                    300        18,525
Guidant Corp.                               100         6,150
Mallinckrodt, Inc.                          100         4,113
Medtronic, Inc.                             200        12,450
St. Jude Medical, Inc.+                     100         3,338
US Surgical Corp.                           100         3,050
                                                  ------------
                                                       67,752
                                                  ------------
Metals and Mining (0.4%)
Alcan Aluminum, Ltd.                        200         6,775
Allegheny Teledyne, Inc.                    200         5,625
Aluminum Co. of America                     200        13,600
Nucor Corp.                                 100         4,575
Phelps Dodge Corp.                          100         7,313
Timken Co.                                  100         5,350
USX-US Steel Group, Inc.                    200         5,325
                                                  -----------
                                                       48,563
                                                  -----------
Oil and Gas (9.8%)
Amerada Hess Corp.                          200        10,600
Amoco Corp.                               1,000        86,625
Ashland, Inc.                               100         4,025
Atlantic Richfield Co.                      200        27,000
Burlington Resources, Inc.                  400        17,100
Chevron Corp.                             1,100        76,588
Columbia Gas System, Inc.                   100         5,788
Consolidated Natural Gas Co.                200        10,075
Dresser Industries, Inc.                    300         9,075
Enron Corp.                                 400        15,200
ENSERCH Corp.                               100         2,050
Exxon Corp.                               2,400       258,600
Halliburton Co.                             200        13,550
Helmerich & Payne, Inc.                     100         4,625
Kerr-Mcgee Corp.                            100         6,188
Louisiana Land and Exploration Co.          100         4,738
Mobil Corp.                                 600        78,375
NorAm Energy Corp.                          400         5,850
Occidental Petroleum Corp.                  600        14,775
Oneok, Inc.                                 100         2,600
Oryx Energy Co.+                            300         5,775
PanEnergy Corp.                             300        12,938
Pennzoil Co.                                100         5,175

Portfolio of Investments
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund (continued)
--------------------------------------------------------------------------------

                                            Number of     Market
                                             Shares       Value
                                            ---------     ------
Oil and Gas (continued)
Phillips Petroleum Co.                          800   $    32,700
Rowan Cos., Inc.+                               200         4,525
Royal Dutch Petroleum Co.+                      900       157,500
Santa Fe Energy Resources, Inc.+                200         2,775
Schlumberger Ltd.                               700        75,075
Texaco, Inc.                                    500        54,750
The Williams Cos., Inc.                         300        13,350
Union Pacific Resources Group, Inc.             400        10,700
Unocal Corp.                                    700        26,688
USX-Marathon Group                              900        25,088
Western Atlas, Inc.+                            100         6,063
                                                       ----------
                                                        1,086,529
                                                       ----------
Paper and Containers (0.9%)
Avery Dennison Corp.                            200         7,700
Bemis Co., Inc.                                 100         4,000
Crown Cork & Seal Co., Inc.                     200        10,325
James River Corp. of Virginia                   100         2,913
Kimberly-Clark Corp.                            700        69,563
                                                           ------
                                                           94,501
                                                           ------
Pharmaceuticals (10.1%)
Abbott Laboratories                           1,900       106,638
Allergan, Inc.                                  100         2,913
American Home Products Corp.                  1,000        60,000
Amgen, Inc.+                                    400        22,350
Becton, Dickinson & Co.                         200         9,000
Bristol-Myers Squibb Co.+                     3,000       177,000
Eli Lilly & Co.                               1,100        90,475
Johnson & Johnson                             2,500       132,188
Merck & Co., Inc.                             3,100       261,175
Pfizer, Inc.                                  1,600       134,600
Pharmacia & Upjohn, Inc.                        500        18,313
Schering Plough                                 800        58,200
Warner Lambert Co.                              500        43,200
                                                        ---------
                                                        1,116,052
                                                        ---------
Printing and Publishing (0.6%)
Gannett Co., Inc.                               200        17,175
John H. Harland Co.                             100         2,375
Knight-Ridder, Inc.                             200         7,975
McGraw-Hill Cos., Inc.                          200        10,225
Meredith Corp.                                  200         4,625
New York Times Co.                              200         8,825
Times Mirror Co.                                200        10,925

                                            Number of     Market
                                             Shares       Value
                                            ---------     ------
Printing and Publishing (continued)
Tribune Co.                                     200   $     8,100
                                                      ------------
                                                           70,225
                                                      ------------
Retail (3.4%)
Albertson's, Inc.                               300        10,200
American Stores Co.                             300        13,350
Charming Shoppes, Inc.+                         200         1,075
Costco Companies, Inc.+                         900        24,863
CVS Corp.                                       200         9,225
Dayton Hudson Corp.                             600        25,050
Federated Department Stores, Inc.+              400        13,150
Great Atlantic & Pacific Tea Co., Inc.          100         2,538
Harcourt General, Inc.                          100         4,650
Hasbro, Inc.                                    300         8,213
Home Depot, Inc.                                800        42,800
J.C. Penney Co., Inc.                           300        14,288
Kmart Corp.+                                    800         9,700
Longs Drug Stores, Inc.                         100         2,350
Lowe's Companies, Inc.                          400        14,950
May Department Stores Co.                       200         9,100
Rite Aid Corp.                                  100         4,200
Sears, Roebuck & Co.                            900        45,225
The Limited, Inc.                               300         5,513
TJX Companies, Inc.                             300        12,825
Toys "R" Us, Inc.+                              500        14,000
Wal-Mart Stores, Inc.                         2,300        64,113
Walgreen Co.                                    400        16,750
Woolworth Corp.+                                400         9,350
                                                      ------------
                                                          377,478
                                                      ------------
Telecommunications (2.1%)
Ameritech Corp.                               1,400        86,100
Andrew Corp.+                                   300        10,838
Lucent Technologies, Inc.                     1,500        79,125
Northern Telecom Ltd                            800        52,300
Scientific-Atlanta, Inc.                        100         1,525
                                                      ------------
                                                          229,888
                                                      ------------
Tobacco (2.7%)
Philip Morris Cos., Inc.                      2,500       285,313
UST, Inc.                                       300         8,363
                                                      ------------
                                                          293,676
                                                      ------------
Transportation (1.2%)
AMR Corp.+                                      200        16,500
Burlington Northern Santa Fe. Corp.             200        14,800

Portfolio of Investments
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund (continued)
--------------------------------------------------------------------------------

                                               Number of     Market
                                                Shares       Value
                                               ---------     ------
Transportation (continued)
Conrail, Inc.                                       87   $     9,809
CSX Corp.                                          400        18,600
Delta Air Lines, Inc.                              200        16,825
Federal Express Corp.+                             100         5,213
Laidlaw, Inc. Class B                              500         6,875
Norfolk Southern Corp.                             300        25,575
Union Pacific Corp.                                300        17,025
USAir Group, Inc.+                                 200         4,900
                                                             -------
                                                             136,122
                                                             -------
Utilities--Electric (1.9%)
American Electric Power Co.                        300        12,375
Baltimore Gas & Electric Co.                       200         5,350
Carolina Power & Light Co.                         200         7,250
Central & South West Corp.                         200         4,275
CINergy Corp.                                      200         6,825
Consolidated Edison Co. of New York, Inc.          200         6,000
Dominion Resources, Inc.                           200         7,275
DTE Energy Co.                                     200         5,375
Duke Power Co.                                     300        13,238
Edison International                               800        18,000
Entergy Corp.                                      400         9,800
FPL Group, Inc.                                    300        13,238
GPU, Inc.                                          200         6,425
Houston Industries, Inc.                           300         6,263
Niagra Mohawk Power Corporation+                   200         1,700
Northern States Power Co.                          100         4,738
Ohio Edison Co.                                    200         4,225
PacifiCorp                                         500        10,688
Peco Energy Co.                                    300         6,113
PG & E Corporation                                 300         7,050
PP&L Resources, Inc.                               200         4,050
Public Service Enterprise Group, Inc.              200         5,250
Southern Co.                                     1,000        21,125
Texas Utilities Co.                                400        13,700
Unicom Corp.                                       200         3,900
Union Electric Co.                                 100         3,688
                                                         ------------
                                                             207,916
                                                         ------------
Utilities--Oil and Gas (0.3%)
Coastal Corp. (The)                                200         9,600
NICOR, Inc.                                        100         3,200
Pacific Enterprises                                100         3,025
People's Energy Corp.                              100         3,313

                                               Number of     Market
                                                Shares       Value
                                               ---------     ------
Utilities--Oil and Gas (continued)
Sonat, Inc.                                        200   $    10,900
                                                         ------------
                                                              30,038
                                                         ------------
Utilities--Telephone (4.4%)
Alltel Corp.                                       300         9,750
AT&T Corp.                                       1,100        38,225
Bell Atlantic Corp.                                800        48,700
BellSouth Corp.                                  1,900        80,275
GTE Corp.                                        1,900        88,588
MCI Communications Corp.                           700        24,938
NYNEX Corp.                                        900        41,063
Pacific Telesis Group                              700        26,425
SBC Communications, Inc.                         1,200        63,150
Sprint Corp.                                       300        13,650
Tellabs, Inc.+                                     500        18,063
U. S. West Communications Group                    600        20,400
WorldCom, Inc.+                                    700        15,400
                                                         ------------
                                                             488,627
                                                         ------------
Total Common Stocks
(cost $10,788,344)                                       $10,816,781
                                                         ------------


                                             Principal        Market
                                              Amount          Value
                                             ---------        ------
Short-Term Investments (4.0%)
Federal Home Loan Bank, 6.35%, 04/01/97         $345,000     $    345,000
U.S. Treasury Bill, Time Deposit, 5.22%,
  08/21/97                                       100,000           97,866
                                                              ------------
Total Short-Term Investments
(cost $442,941)                                              $    442,866
                                                              ------------
Total Investments
(cost $11,231,285)(a)                                        $ 11,259,647
Other assets less liabilities                                    (161,282)
                                                              ------------
Total Net Assets
                                                             $ 11,098,365

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amount to $11,216,426. Unrealized gains and losses, based on identified tax cost at March 31, 1997, are as follows:

   Unrealized gains  .........     $  364,120
   Unrealized losses    ......       (320,899)
                                    ----------
   Net unrealized gain  ......     $   43,221
                                    ==========


+Non-income producing security.

Category percentages are based on net assets.
See Notes to Portfolio of Investments.

Statement of Assets and Liabilities
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund
--------------------------------------------------------------------------------

Assets:
Investments, at market value  .............................................    $ 11,259,647
Cash  .....................................................................           6,002
Receivable for:
 Dividends and interest    ................................................          17,034
 Fund shares sold    ......................................................           6,090
 Reimbursement from Investment Adviser    .................................           8,732
Deferred organizational expenses    .......................................           7,540
Other assets   ............................................................          38,220
                                                                               -------------
  Total assets    .........................................................      11,343,265
                                                                               -------------
Liabilities:
Payable for:
 Investments purchased  ...................................................          28,413
 Fund shares redeemed   ...................................................         200,043
Other liabilities    ......................................................          16,444
                                                                               -------------
  Total liabilities  ......................................................         244,900
                                                                               -------------
NET ASSETS  ...............................................................    $ 11,098,365
                                                                               =============
Net assets represented by:
Paid-in capital   .........................................................    $ 11,020,232
Net unrealized gain on investments  .......................................          28,362
Undistributed net investment income    ....................................          27,824
Accumulated net realized gain on investments    ...........................          21,947
                                                                               -------------
NET ASSETS  ...............................................................    $ 11,098,365
                                                                               =============
Capital Shares, $.001 par value:
Select Class: Shares outstanding    .......................................       1,086,676
    Net assets    .........................................................    $ 11,005,321
    Net asset value per share (net assets divided by outstanding shares)       $      10.13
Adviser Class: Shares outstanding   .......................................           9,198
    Net assets    .........................................................    $     93,044
    Net asset value per share (net assets divided by outstanding shares)       $      10.12
Cost of investments  ......................................................    $ 11,231,285


See Notes to Financial Statements.

Statement of Operations
Period from December 10, 1996 to March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Aetna Index Plus Fund
--------------------------------------------------------------------------------

Investment Income:
Dividends  ...................................................     $  57,545
Interest   ...................................................         8,142
                                                                    ---------
                                                                      65,687
Foreign taxes withheld    ....................................           (15)
                                                                    ---------
 Total investment income  ....................................        65,672
                                                                    ---------
Expenses:
Investment advisory fee   ....................................        14,562
Administrative service fee   .................................         8,090
12b-1 and shareholder service fees    ........................            45
Amortization of orgainzational costs  ........................           460
Printing and postage   .......................................           318
Custody fees  ................................................         3,173
Transfer agent fees    .......................................         1,477
Audit fees    ................................................         2,713
Directors' fees  .............................................            74
State and federal fees    ....................................         2,977
Blue sky fees    .............................................        23,333
Insurance fees   .............................................            81
Legal fees    ................................................           254
                                                                    ---------
Expenses before reimbursement and waiver from Adviser   ......        57,557
Expenses reimbursement and waiver from Adviser    ............       (34,859)
                                                                    ---------
 Net investment expenses  ....................................        22,698
                                                                    ---------
Net investment income  .......................................        42,974
                                                                    ---------
Net realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Sale of investments   .......................................        31,831
 Futures contracts  ..........................................        (9,884)
                                                                    ---------
  Net realized gain    .......................................        21,947
                                                                    ---------
Net change in unrealized gain on:
 Investments  ................................................        28,362
                                                                    ---------
  Net change in unrealized gain or loss  .....................        28,362
                                                                    ---------
Net realized and change in unrealized gain or loss   .........        50,309
                                                                    ---------
Increase in net assets resulting from operations  ............     $  93,283
                                                                    =========


See Notes to Financial Statements.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
Aetna Index Plus Fund
--------------------------------------------------------------------------------

                                                                              Period from
                                                                            December 10, 1996
                                                                            to March 31, 1997
                                                                              (Unaudited)
                                                                            -------------------
From Operations:
Net investment income    ................................................       $     42,974
Net realized gain  ......................................................             21,947
Net change in unrealized gain or loss   .................................             28,362
                                                                                ------------
 Net increase in net assets resulting from operations  ..................             93,283
                                                                                ------------
Distributions to shareholders:
Select Class:
 From net investment income    ..........................................            (15,150)
                                                                                ------------
  Net decrease in net assets from distributions from shareholders  ......            (15,150)
                                                                                ------------
From Fund Share Transactions:
Select Class:
 Proceeds from shares sold  .............................................         11,358,250
 Payments for shares redeemed  ..........................................           (435,482)
Adviser Class:
 Proceeds from shares sold  .............................................             97,464
                                                                                ------------
  Net increase in net assets from fund share transactions    ............         11,020,232
                                                                                ------------
Change in net assets  ...................................................       $ 11,098,365
                                                                                ------------
Net Assets:
Beginning of period   ...................................................                 --
                                                                                ------------
End of period   .........................................................       $ 11,098,365
                                                                                ============
End of period net assets includes undistributed net investment income           $     27,824
                                                                                ============

See Notes to Financial Statements.

Aetna Index Plus Fund
Notes to Financial Statements
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies
--------------------------------------------------------------------------------

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds (Funds) each of which has its own investment objective, policies and restrictions.

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. Each Fund is diversified and offers two classes of shares, the Select Class and the Adviser Class. The Select Class shares are offered principally to institutions and are not subject to sales charges or service fees. The Adviser Class shares are offered to all others and are subject to deferred sales charges payable upon redemption within four calendar years after the year of purchase. Additionally, the Adviser Class shares are subject to a shareholder service fee and Rule 12b-1 distribution fees.

The Company currently offers 12 Funds, one of which, Aetna Index Plus Fund
(Fund) is described in this report. The Fund seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index (S&P 500), a stock market index comprised of 500 common stocks selected by the Standard & Poor's Corporation.

Aetna Life Insurance and Annuity Company (Aetna) serves as the Investment Adviser and principal underwriter to the Fund. Aeltus Investment Management, Inc. (Aeltus) is employed as a subadviser to the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

B. Futures Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Fund may enter into futures contracts to manage the risk of changes in interest rates, equity prices, or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Fund is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Fund equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Fund as unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Fund are closed prior to expiration.

The risks associated with futures contracts may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures contracts are reflected in the accompanying financial statements. For federal tax purposes, any futures contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is included in federal taxable income.

C. Federal Income Taxes

As a qualified regulated investment company, the Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies (Continued)
--------------------------------------------------------------------------------

D. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for losses deferred due to wash sales.

E. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

--------------------------------------------------------------------------------
2. Investment Advisory, Management, Shareholder Service and Distribution Fees
--------------------------------------------------------------------------------

The Fund pays the Investment Adviser a monthly fee at an annual rate of 0.45% of its average daily net assets. As the Fund's net assets exceed predetermined thresholds, lower advisory fees are applied.

Presently, the Fund's class specific expenses are limited to Shareholder Services and Distribution Plan expenses incurred by the Adviser Class shares. Under the terms of a Subadvisory Agreement (the Subadvisory Agreement) among the Funds, Aetna and Aetna's affiliate, Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services for the Fund in exchange for a monthly fee at an annual rate of 0.35% of the Fund's average daily net assets.

Under the terms of an Administrative Services Agreement Aetna acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for the Fund. The Fund pays Aetna a monthly fee at an annual rate based on average daily net assets of 0.25% on the first $250 million. As the Fund's net assets exceed $250 million, lower fees will apply.

The Fund has adopted a Shareholder Services Plan for the Adviser Class shares. Under the Shareholder Service Plan, Aetna is paid a service fee at an annual rate of 0.25% of the average daily net assets of the Adviser Class of each Fund. This fee is used as compensation for expenses incurred in servicing shareholder accounts. For the period ended March 31, 1997, the Fund paid Aetna $15 in service fees.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution Plan provides for payments to Aetna at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of the Fund. Amounts paid by the Funds are used to pay expenses incurred by Aetna in promoting the sale of the Adviser Class shares. For the period ended March 31, 1997, the Fund paid Aetna $30 in Rule 12b-1 fees. The plan may be terminated upon a majority vote of the Fund's independent directors.


--------------------------------------------------------------------------------
3. Reimbursement from Investment Adviser
--------------------------------------------------------------------------------

The Investment Adviser may, from time to time, make reimbursements to the Fund for some or all of its operating expenses or it may waive fees. Reimbursement and waiver arrangements, which may be terminated at any time without notice, will increase the Fund's yield and total return.

--------------------------------------------------------------------------------
4. Purchases and Sales of Investment Securities
--------------------------------------------------------------------------------

Purchases and sales of investment securities for the period ended March 31, 1997, excluding short-term investments, were $12,545,131 and $1,788,618, respectively.

--------------------------------------------------------------------------------
5. Authorized Capital Shares and Capital Share Transactions
--------------------------------------------------------------------------------

The Company is authorized to issue a total of 4.8 billion shares. Of those 4.8 billion shares, 3.8 billion have been designated to the Fund described in this report as follows: the Fund has been allocated 100 million shares each of Select and Adviser Class shares. Share transactions for the Fund for the period ended March 31, 1997, were as follows:

                                                 Select       Adviser
                                                -----------   --------
Shares sold    ..............................    1,128,665     9,198
     Shares issued upon reinvestment   ......            0         0
     Shares redeemed    .....................      (41,989)        0
                                                ----------     ------
     Net increase ...........................    1,086,676     9,198
                                                ==========     ======


As of March 31, 1997, shares of the Fund owned by Aetna and its affiliates were 978,179 and 2,365 for the Select and Adviser class, respectively.

Aetna Index Plus Fund
Financial Highlights

Selected data for a fund share outstanding throughout the period:
--------------------------------------------------------------------------------
Select Class
--------------------------------------------------------------------------------

                                                                                             Period from
                                                                                           December 10, 1996
                                                                                           to March 31, 1997
                                                                                             (Unaudited)
                                                                                           -------------------
Net asset value, beginning of period    ................................................         $ 10.00
                                                                                                 -------
 Income from investment operations:
 Net investment income   ...............................................................            0.05
 Net realized and unrealized gain    ...................................................            0.10
                                                                                                 -------
  Total from investment operations   ...................................................            0.15
 Less distributions:
 From net investment income    .........................................................           (0.02)
                                                                                                 --------
Net asset value per share, end of period   .............................................           10.13
                                                                                                 ========
Total return    ........................................................................            1.45%
Net assets, end of period (000's)    ...................................................        $ 11,005
Ratio of total expenses to average net assets*   .......................................            0.70%
Ratio of net investment income to average net assets*  .................................            1.31%
Ratio of net expenses before reimbursement and waiver to average net assets*   .........            1.82%
Ratio of net investment income before reimbursement and waiver to average net assets*               0.19%
Portfolio turnover rate  ...............................................................           17.24%
Average commission rate paid per share  ................................................        $ 0.0329

* Annualized for periods of less than one year.

Aetna Index Plus Fund
Financial Highlights

Selected data for a fund share outstanding throughout the period:
--------------------------------------------------------------------------------
Adviser Class
--------------------------------------------------------------------------------

                                                                                            Period from
                                                                                          February 3, 1997
                                                                                          to March 31, 1997
                                                                                            (Unaudited)
                                                                                          ------------------
Net asset value, beginning of period   ................................................         10.57
                                                                                               ------
 Income from investment operations:
 Net investment income  ...............................................................          0.03
 Net realized and unrealized gain   ...................................................         (0.48)
                                                                                              -------
  Total from investment operations  ...................................................         (0.45)
                                                                                              -------
Net asset value per share, end of period  .............................................        $10.12
                                                                                               ======
Total return   ........................................................................         (4.26)%
Net assets, end of period (000's)   ...................................................       $    93
Ratio of total expenses to average net assets*  .......................................          1.45%
Ratio of net investment income to average net assets* .................................          0.56%
Ratio of net expenses before reimbursement and waiver to average net assets*  .........          2.57%
Ratio of net investment income before reimbursement and waiver to average net assets*           (0.56)%
Portfolio turnover rate ...............................................................         17.24%
Average commission rate paid per share ................................................       $0.0329

* Annualized for periods of less than one year.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------------------------------------------

       (a)      Financial Statements:
                (1)  Included in Part A:
                Financial Highlights
                (2)  Included in Part B:
                         *Audited Financial Statements as of October 31, 1996,
                          which include the following:
                          Portfolios of Investments
                          Statements of Assets and Liabilities as of October 31, 1996
                          Statements of Operations for the year ended October 31, 1996
                          Statements of Changes in Net Assets for the years ended October 31, 1996 and 1995
                          Notes to Financial Statements
                          Independent Auditors' Report

                *Incorporated by reference to the Fund's Annual Report dated
                 October 31, 1996, as filed on January 7, 1997 (File No. 811-06352).

                          Unaudited Financial Statements for Aetna Index Plus Fund as of March 31, 1997, which include the following:
                          Portfolio of Investments
                          Statement of Assets and Liabilities as of March 31,
                          1997
                          Statement of Operations for the period from December 10, 1996 to March 31, 1997
                          Statement of Changes in Net Assets for the period from December 10, 1996 to March 31, 1997
                          Notes to Financial Statements


         (b)      Exhibits:
                  (1)(a) Articles of Incorporation (June 17, 1991), including Articles Supplementary (September 21, 1993, October 22, 1993, September 16, 1994)(1)
                  (1)(b) Articles of Amendment/Supplementary (September 16, 1996, October 10, 1996, October 10, 1996)(2)
                  (2)          By-laws (as amended September 13, 1994)(1)
                  (3)          Not applicable
                  (4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation)(1)
                  (5)(a)       Form of (executed) Investment Advisory
                               Agreement(2)
                  (5)(b)       Form of (executed) Subadvisory Agreements(2)

                  (6)(a) Underwriting Agreement between the Registrant and Aetna Life Insurance and Annuity Company(1)
                  (6)(b) Dealer Agreement for Registrant between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (February 8, 1994)(1)
                  (7)          Not applicable
                  (8)(a)(1)    Custodian Agreement - Mellon Bank, N.A.(1)
                  (8)(a)(2) Amendments to Custodian Agreement - Mellon Bank, N.A.(1)
                  (8)(a)(3) Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)(3)
                  (8)(a)(4) Custodian Agreement - Brown Brothers Harriman & Company (International Growth Portfolio)(4)
                  (8)(a)(5)    Amendment to Custodian Agreement - Mellon Bank,
                               N.A. (Aetna Index Plus Fund) (3)
                  (9)(a)       Form of Administrative Services Agreement(1)
                  (9)(a)(i) Administrative Services Agreement - Aetna Index Plus Fund(3)
                  (9)(b)       License Agreement(1)
                  (10)         Opinion and Consent of Counsel
                  (11)         Consent of Independent Auditors
                  (12)         Not applicable
                  (13)         Not applicable
                  (14)         Not applicable
                  (15)(a)      Distribution Plan(1)
                  (15)(b)      Form of Shareholder Services Plan(1)
                  (16)(a)      Schedule for Computation of Performance Data
                  (17)         See Exhibit 27 below
                  (18)         Multi-Class Plan(5)
                  (19)         Powers of Attorney(6)
                  (27)         Financial Data Schedule

1. Incorporated herein by reference to the Registration Statement on Form N-1A, File No. 33-85620, as filed electronically with the Securities and Exchange Commission on June 28, 1995.
2. Incorporated herein by reference to the Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on December 17, 1996.
3. Incorporated herein by reference to the Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on December 10, 1996.
4. Incorporated herein by reference to the Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on September 20, 1996.

5. Incorporated herein by reference to the Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 21, 1997.
6. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 33-27247), as filed electronically with the Securities and Exchange Commission on April 11, 1997.

Item 25. Persons Controlled by or Under Common Control
------------------------------------------------------

              Registrant is a Maryland corporation for which separate financial statements are filed. As of March 31, 1997, Aetna Life Insurance and Annuity Company (Aetna) and Aetna Life Insurance Company
              (ALIC) had a controlling interest in the following series of the
              Registrant:

              Select Class                                % Aetna                    %ALIC
              ------------                                -------                    -----
              Aetna International Growth Fund                                        39.84%
              Aetna Government Fund                         82.40%
              Aetna Ascent                                  61.87%                   32.21%
              Aetna Crossroads                              59.04%                   36.24%
              Aetna Legacy                                  55.43%                   41.75%
              Aetna Small Company Fund                      30.27%                   47.51%
              Aetna Bond Fund                               27.50%
              Aetna Index Plus Fund                         94.94%

              Adviser Class
              -------------
              Aetna International Growth Fund               87.30%
              Aetna Index Plus Fund                         25.71%

              Aetna Life Insurance and Annuity Company is an indirect wholly owned subsidiary of Aetna Inc.

              A list of all persons directly or indirectly under common control with the Registrant and a list indicating the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically with the Securities and Exchange Commission ON April 11, 1997.

Item 26. Number of Holders of Securities
----------------------------------------

         (1)  Title of Class                                      (2)  Number of Record Holders

                                                                 Select Class                  Adviser Class
Money Market                                                            6,167                          7,141
Government                                                                 91                             76
Bond                                                                      992                            140
Aetna Fund                                                              2,118                            758
Growth and Income                                                       1,895                          1,805
Growth                                                                    611                          1,561
Small Company                                                             439                          1,195
International Growth                                                    1,051                            751
Ascent                                                                      7                              4
Crossroads                                                                  5                              1
Legacy                                                                      5                              1
Index Plus                                                                  4                              1

Item 27. Indemnification
------------------------

              Article 9, Section (d) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit 24(b)(1) to Registrant's Registration Statement on Form N-1A (File No. 33-85620), as filed electronically on June 28, 1995, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company, which expires in October, 1997.

              Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and
              (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Item 28.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

             The investment adviser, Aetna Life Insurance and Annuity Company (Aetna), is an insurance company that issues variable and fixed annuities and variable and universal life insurance policies, and acts as principal underwriter and depositor for separate accounts holding assets for variable contracts and policies. It also acts as the principal underwriter and investment adviser for the Registrant and Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

             The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

 ------------------------------ ----------------------------------- ----------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
                                with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
 ------------------------------ ----------------------------------- ----------------------------------------------
 Daniel P. Kearney              Director, President and Executive   Director and President (since March 1996) --
                                Officer                             Aetna Retirement Holdings, Inc.; President
                                                                    (since December 1995) -- Aetna Retirement
                                                                    Services, Inc.; President (since December
                                                                    1993) -- Aetna Life Insurance and Annuity
                                                                    Company; Executive Vice President (since
                                                                    December 1993) -- Aetna Inc. (formerly Aetna
                                                                    Life and Casualty Company); Director (since
                                                                    1992) -- MBIA, Inc.

 Christopher J. Burns           Director and Senior Vice            Director, Aetna Financial Services, Inc.
                                President                           (since January 1996), and Aetna Investment
                                                                    Services, Inc. (since July 1992); President,
                                                                    Chief Operations Officer (since November
                                                                    1996) -- Aetna Investment Services, Inc.;
                                                                    Director (since March 1996) -- Aetna
                                                                    Retirement Holdings, Inc.

 J. Scott Fox                   Director and Senior Vice President  Director and Senior Vice President (since
                                                                    March 1997) -- Aetna Retirement Holdings,
                                                                    Inc.; Senior Vice President (since March
                                                                    1997) -- Aetna Life Insurance and Annuity
                                                                    Company; Managing Director, Chief Operating
                                                                    Officer, Chief Financial Officer, Treasurer
                                                                    (April 1994 - March 1997) -- Aeltus
                                                                    Investment Management, Inc.


 ------------------------------ ----------------------------------- ----------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
                                with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
 ------------------------------ ----------------------------------- ----------------------------------------------

 Timothy A. Holt                Director, Senior Vice President     Senior Vice President and Chief Financial
                                and Chief Financial Officer         Officer (since February 1996) -- Aetna Life
                                                                    Insurance and Annuity Company; Vice President
                                                                    (June 1991 - February 1996) -- Portfolio
                                                                    Management/Investment Group, Aetna Inc.
                                                                    (formerly known as Aetna Life and Casualty
                                                                    Company); Director (since March 1996) --
                                                                    Aetna Retirement Holdings, Inc.; Vice President
                                                                    (since September 1996) -- Aetna Retirement
                                                                    Holdings, Inc.

 Gail P. Johnson                Director and Vice President         Vice President (since December 1992) --
                                                                    Aetna Life Insurance and Annuity Company.

 John Y. Kim                    Director and Senior Vice President  President (since December 1995) -- Aeltus
                                                                    Investment Management, Inc.; Chief
                                                                    Investment Officer (since May 1994) -- Aetna
                                                                    Life Insurance and Annuity Company.

 Shaun P. Mathews               Director and Vice President         Director (since December 1996) -- Aetna
                                                                    Insurance Agency Holding Company, Inc.; Vice
                                                                    President (since February 1996), Senior Vice
                                                                    President (March 1991 - Present) -- Aetna
                                                                    Life Insurance and Annuity Company;
                                                                    Director, Aetna Investment Services, Inc.
                                                                    (since July 1993), and Aetna Insurance
                                                                    Company of America (since February 1993).

 Glen Salow                     Director and Vice President         Vice President (since 1992) -- Aetna Life
                                                                    Insurance and Annuity Company.


 ------------------------------ ----------------------------------- ----------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
                                with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
 ------------------------------ ----------------------------------- ----------------------------------------------

 Creed R. Terry                 Director and Vice President         Vice President (since February 1996), Market
                                                                    Strategist (August 1995 - February 1996) --
                                                                    Aetna Life Insurance and Annuity Company;
                                                                    President, (1991 - 1995) Chemical Technology
                                                                    Corporation (a subsidiary of Chemical Bank).

 Kirk P. Wickman                Vice President, General Counsel     Vice President, General Counsel and
                                and Secretary                       Corporate Secretary (since March 1997) --
                                                                    Aetna Retirement Holdings, Inc.; Vice
                                                                    President, General Counsel and Secretary
                                                                    (since November 1996) -- Aetna Life Insurance
                                                                    and Annuity Company; Vice President and Counsel
                                                                    (June 1992 - November 1996) -- Aetna Life
                                                                    Insurance Company.

 Deborah Koltenuk               Vice President and Treasurer,       Vice President, Investment Planning and
                                Corporate Controller                Financial Reporting (April 1996 to July
                                                                    1996) -- Aetna Life Insurance Company;
                                                                    Vice President, Investment Planning and
                                                                    Financial Reporting (October 1994 to April
                                                                    1996) Aetna Life Insurance Company, the
                                                                    Aetna Casualty and Surety Company and
                                                                    The Standard Fire and Insurance Company;
                                                                    Vice President and Treasurer, Corporate
                                                                    Controller (since March 1996) -- Aetna
                                                                    Retirement Holdings, Inc.

 Frederick D. Kelsven           Vice President and Chief            Director of Compliance (January 1985 to
                                Compliance Officer                  September 1996) -- Nationwide Life Insurance
                                                                    Company.

     * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
     ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Aeltus Investment Management, Inc. (Aeltus), the subadviser for each Series of the Fund, reference is hereby made to "Management" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Aeltus, reference is hereby made to the current Form ADV (File No. 801-9046) of Aeltus filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriters
-------------------------------

(a) In addition to serving as the principal underwriter and investment adviser for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna is the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna and Variable Life Account B (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I AICA (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b) The following are the directors and principal officers of the Underwriter:

Name and Principal                  Positions and Offices                           Positions and Offices
Business Address*                   with Principal Underwriter                      with Registrant
------------------                  --------------------------                      ---------------------

Daniel P. Kearney                   Director and President                          Director

Timothy A. Holt                     Director, Senior Vice President and Chief       Director
                                    Financial Officer

Christopher J. Burns                Director and Senior Vice President

J. Scott Fox                        Director and Senior Vice President              Vice President and Treasurer

Gail P. Johnson                     Director and Vice President

John Y. Kim                         Director and Senior Vice President

Shaun P. Mathews                    Director and Vice President                     Director and President

Glen Salow                          Director and Vice President

Creed R. Terry                      Director and Vice President

Kirk P. Wickman                     Vice President, General Counsel and Secretary

Deborah Koltenuk                    Vice President and Treasurer, Corporate
                                    Controller

Frederick D. Kelsven                Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

         (c)  Not applicable.

Item 30. Location of Accounts and Records
-----------------------------------------

              As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aetna, maintain physical possession of each account, book and other documents, at their principal place of business located at:

                           151 Farmington Avenue
                           Hartford, Connecticut 06156

              Shareholder records are maintained by the transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53261.

Item 31.     Management Services
--------------------------------

             Not applicable.

Item 32.     Undertakings
-------------------------

                The Registrant undertakes that if requested by the holders of at least 10% of a Series' outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

                The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                Insofar as indemnification for liability arising under the Securities Act of 1933 (1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Aetna Series Fund, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A (File No. 33-41694) and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 30th day of May, 1997.


                                                  AETNA SERIES FUND, INC.
                                                  ------------------------------
                                                     Registrant

                                                  By  Shaun P. Mathews*
                                                      --------------------------
                                                      Shaun P. Mathews
                                                      President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons on May 30, 1997 in the capacities indicated.

Signature                                    Title                                                         Date
---------                                    -----                                                         ----

Shaun P. Mathews*                            President and Director                                     )
------------------------------------------   (Principal Executive Officer)                              )
Shaun P. Mathews                                                                                        )
                                                                                                        )
Morton Ehrlich*                              Director                                                   )
------------------------------------------                                                              )
Morton Ehrlich                                                                                          )
                                                                                                        )
Maria T. Fighetti*                           Director                                                   )      May
------------------------------------------                                                              )
Maria T. Fighetti                                                                                       )      30, 1997
                                                                                                        )
David L. Grove*                              Director                                                   )
------------------------------------------                                                              )
David L. Grove                                                                                          )
                                                                                                        )
Daniel P. Kearney*                           Director                                                   )
------------------------------------------                                                              )
Daniel P. Kearney                                                                                       )
                                                                                                        )
Timothy A. Holt*                             Director                                                   )
------------------------------------------                                                              )
Timothy A. Holt                                                                                         )
                                                                                                        )
Sidney Koch*                                 Director                                                   )
------------------------------------------                                                              )
Sidney Koch                                                                                             )


Corine T. Norgaard*                          Director                                                   )
------------------------------------------                                                              )
Corine T. Norgaard                                                                                      )
                                                                                                        )
Richard G. Scheide*                          Director                                                   )
------------------------------------------                                                              )
Richard G. Scheide                                                                                      )
                                                                                                        )
J. Scott Fox*                                Vice President and Treasurer                               )
------------------------------------------   (Principal Financial and Accounting Officer)               )
J. Scott Fox

By: /s/Amy R. Doberman
    --------------------------------------
/s/     *Amy R. Doberman
        Attorney-in-Fact

                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                         Page
-----------            -------                                                                         ----
99-b(1)(a)             Articles of Incorporation (June 17, 1991), including Articles                     *
                       Supplementary (September 21, 1993, October 22, 1993, September 16, 1994)

99-b(1)(b)             Articles of Amendment/Supplementary (September 16, 1996, October 10,              *
                       1996, October 10, 1996)

99-b(2)                By-laws (as amended September 13, 1994)                                           *

99-b(4)                Instruments Defining Rights of Holders (set forth in the Articles of              *
                       Incorporation)

99-b(5)(a)             Form of (executed) Investment Advisory Agreement                                  *

99-b(5)(b)             Form of (executed) Subadvisory Agreement                                          *

99-b(6)(a)             Underwriting Agreement between the Registrant and Aetna                           *

99-b(6)(b)             Dealer Agreement for Registrant between Aetna and Aetna Investment                *
                       Services, Inc. (February 8, 1994)

99-b(8)(a)(1)          Custodian Agreement - Mellon Bank, N.A.                                           *

99-b(8)(a)(2)          Amendments to Custodian Agreement - Mellon Bank, N.A.                             *

99-b(8)(a)(3)          Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)           *

99-b(8)(a)(4)          Custodian Agreement - Brown Brothers Harriman & Company (International            *
                       Growth Portfolio)

99-b(8)(a)(5)          Amendment to Custodian Agreement - Mellon Bank, N.A. (Aetna Index Plus            *
                       Fund)

99-b(9)(a)             Form of Administrative Services Agreement                                         *

99-b(9)(a)(i)          Administrative Services Agreement - Aetna Index Plus Fund                         *

99-b(9)(b)             License Agreement                                                                 *

99-b(10)               Opinion and Consent of Counsel
                                                                                                   --------------

99-b(11)               Consent of Independent Auditors
                                                                                                   --------------

99-b(15)(a)            Distribution Plan                                                                 *

*Incorporated by reference

Exhibit No.            Exhibit                                                                         Page
-----------            -------                                                                         ----

99-b(15)(b)            Form of Shareholder Services Plan                                               *


99-b(16)               Schedule for Computation of Performance Data
                                                                                                   --------------

99-b(18)               Multi-Class Plan                                                                *

99-b(19)               Powers of Attorney                                                              *

27                     Financial Data Schedule
                                                                                                   --------------

*Incorporated by reference